Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Philotimo Focused Growth and Income Fund [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.56%	4.06%	(12.09%)